DAVIDOFF MALITO & HUTCHER LLP
                                ATTORNEYS AT LAW
                              200 GARDEN CITY PLAZA
                                    SUITE 315
                           GARDEN CITY, NEW YORK 11530

                                 (516) 248-6400
                               FAX (516) 248-6422
                                 WWW.DMLEGAL.COM


                                                           January 24, 2006


VIA EDGAR
-------------------

Ms. Patricia A. Armelin
Staff Accountant
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  10549-0213

                  Re:      Windswept Environmental Group, Inc.
                           Form 8-K filed January 20, 2006
                           (File Number 0-17072)
                           ---------------------

Dear Ms. Armelin:

                  The following is are the responses to the comments of the Securities and Exchange Commission Staff set forth in your letter dated January 24, 2006 (the "Comment Letter") with respect to the filing by Windswept Environmental Group, Inc. (the "Company") of the above-referenced document. All responses set forth herein are numbered to correspond to the numerical paragraphs in the Comment Letter. Supplemental information contained herein is based upon information and/or documentation provided by the Company. The requested acknowledgement of the Company is attached hereto as Exhibit A.

                  As we discussed during our telephone call on January 24, 2006, the disclosure appearing under Item 4.01 of the Form 8-K/A clarifies that:

                  1. There were no disagreements with the Company's former auditors through January 19, 2006, the date of dismissal, and Item 4.01 of the Form 8-K/A has been revised to refer to the subsequent interim period through January 19, 2006. An updated letter from Massella & Associates, CPA, PLLC has been included as Exhibit 16.1 to the Form 8-K/A in light of the Item 4.01 revisions described herein.

DAVIDOFF MALITO & HUTCHER LLP
         January 24, 2006
         Page 2




                  If you have any related questions, or if we can be of any assistance with respect to the foregoing, please do not hesitate to contact the undersigned.

                                               Very truly yours,

                                                /s/ John C. Penn

                                               John C. Penn








JCP/djc
cc:   Anthony P. Towell
      Kevin Phillips
      Michael O'Reilly

                                                                   EXHIBIT A

                       WINDSWEPT ENVIRONMENTAL GROUP, INC.
                             100 Sweeneydale Avenue
                            Bay Shore, New York 11706


                                                        January 24, 2006

Ms. Patricia A. Armelin
Staff Accountant
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0213

                  Re:      Windswept Environmental Group, Inc.
                           Form 8-K filed January 20, 2006
                           (File Number 0-17072)
                           ---------------------

Dear Ms. Armelin:

                  The following is the written statement requested as part of the responses to the comments of the Securities and Exchange Commission Staff set forth in your letter dated January 24, 2006 (the "Comment Letter") with respect to the filing by Windswept Environmental Group, Inc. (the "Company") of the above-referenced document.

                  In connection with responding to your comments, the Company hereby acknowledges that:

                    o it is responsible for the adequacy and accuracy of the disclosure in its filings;
                    o staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
                    o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                  If you have any related questions, or if we can be of any assistance with respect to the foregoing, please do not hesitate to call the undersigned at (631) 434-1300 or John C. Penn Esq. or Neil M. Kaufman, Esq. of Davidoff Malito & Hutcher LLP, the Company's corporate counsel, at
(516) 248-6400.

                                            Very truly yours,

                                            WINDSWEPT ENVIRONMENTAL
                                            GROUP, INC.


                                            By: /s/ Andrew C. Lunetta
                                               --------------------------
                                               Andrew C. Lunetta
                                               Vice-President




cc:     Anthony P. Towell
        Kevin Phillips
        Neil M. Kaufman, Esq.
        John C. Penn, Esq.